Nature of Business and Basis of Presentation (Details)	6 Months Ended	12 Months Ended
	Oct. 13, 2024 segment location state	Apr. 28, 2024 segment state location
Accounting Policies [Abstract]
Number of locations | location	17	17
Number of states | state	10	10
Number of operating segments	1	1
Number of reportable segments	1	1